Related Party Disclosures	12 Months Ended
Dec. 31, 2017
Related Party Disclosures

36. RELATED PARTY DISCLOSURES

a) Parent undertaking and controlling party

The Company’s immediate and ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Banco Santander SA, copies of which may be obtained from Shareholder Relations, 2 Triton Square, Regent’s Place, London NW1 3AN, or on the Banco Santander corporate website (www.santander.com).

b) Transactions with related parties

Transactions with related parties during the year and balances outstanding at the year-end:

	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2017 £m	2016 £m
Ultimate parent	(60)	(81)	(76)	321	188	99	4,398	2,148	(5,082)	(3,096)
Fellow subsidiaries	(76)	(271)	(439)	491	653	743	102	363	(981)	(1,163)
Associates & joint ventures	(20)	(27)	(24)	–	1	–	1,175	1,090	(33)	(37)
	(156)	(379)	(539)	812	842	842	5,683	3,601	(6,096)	(4,296)

Further information on balances due from/(to) other Banco Santander group companies is set out in the section ‘Balances with other Banco Santander companies’ in the Risk review. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 28.

The above transactions were made in the ordinary course of business and substantially on the same terms as for comparable transactions with third party counterparties, except those carried out with Banco Santander SA as part of our ring-fencing plans as described in Note 39, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.

In addition, and as described in Note 39, on 16 October 2017 Santander UK plc, Abbey National Treasury Services plc, Santander UK Group Holdings plc and Banco Santander SA entered into a ring-fencing transfer scheme which formalised the business transfers required to implement the planned ring-fenced structure.

Santander UK Group Holdings plc [member]
Related Party Disclosures

12. RELATED PARTY TRANSACTIONS

The Company’s only transactions with related parties arise in connection with the receipt of dividends declared by its subsidiary, payment of dividends on its own ordinary shares and Perpetual Capital Securities, interest payments to its subsidiary on intercompany loans and interest received from its subsidiary relating to downstreamed funding of senior debt.

In addition, and as described in Note 39 to the Consolidated Financial Statements, on 16 October 2017 Santander UK plc, Abbey National Treasury Services plc, Santander UK Group Holdings plc and Banco Santander SA entered into a ring-fencing transfer scheme which formalised the business transfers required to implement the planned ring-fenced structure.